FINANCE INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
FINANCE INCOME AND EXPENSES
FINANCE INCOME AND EXPENSES
a)Interest and other finance income

Years ended December 31	2019	2018
Interest income	$11,111	$9,219
Accretion income on deferred consideration	799	2,542
	$11,910	$11,761

b)Interest expense and other finance expenses

Years ended December 31	2019	2018
Interest expense on convertible notes (note 14)	$(23,049)	$(21,990)
Accretion of reclamation and closure cost provision (note 15)	(3,743)	(3,459)
Interest expense on moratorium liability	(2,542)	(6,212)
Other	(2,264)	(1,969)
	$(31,598)	$(33,630)